Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Other Comprehensive Income

	2019
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(113)	—	(113)	—	(113)
Net exchange differences on translation of foreign operations – associates	—	(2)	—	(2)	—	(2)
Currency translation adjustment disposed	—	4	—	4	—	4
Attributable tax	—	—	5	5	—	5

Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	—	—	20	—	20
Attributable tax	—	—	(4)	(4)	—	(4)
Remeasurement of retirement benefit obligations – Group	—	—	(145)	(145)	—	(145)
Remeasurement of retirement benefit obligations – associates	—	—	(4)	(4)	—	(4)
Attributable tax	—	—	22	22	—	22

Other comprehensive (expense)/income for the year	20	(111)	(126)	(217)	—	(217)

	2018
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	91	—	91	—	91
Net exchange differences on translation of foreign operations – associates	—	(1)	—	(1)	—	(1)
Currency translation adjustment disposed	—	(4)	—	(4)	—	(4)
Attributable tax	—	—	(4)	(4)	—	(4)

Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	—	—	8	—	8
Attributable tax	—	—	—	—	—	—
Remeasurement of retirement benefit obligations – Group	—	—	22	22	—	22
Remeasurement of retirement benefit obligations – associates	—	—	3	3	—	3
Attributable tax	—	—	9	9	—	9

Other comprehensive income/(expense) for the year	8	86	30	124	—	124

	2017
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(158)	—	(158)	—	(158)
Net exchange differences on translation of foreign operations – associates	—	(104)	—	(104)	—	(104)
Currency translation adjustment disposed	—	(51)	—	(51)	—	(51)
Attributable tax	—	—	9	9	—	9

Items that are not reclassified to the income statement
Fair value gain on other financial assets	13	—	—	13	—	13
Attributable tax	—	—	(4)	(4)	—	(4)
Remeasurement of retirement benefit obligations – Group	—	—	175	175	—	175
Remeasurement of retirement benefit obligations – associates	—	—	7	7	—	7
Attributable tax	—	—	(42)	(42)	—	(42)

Other comprehensive income/(expense) for the year	13	(313)	145	(155)	—	(155)